Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Taxation
Schedule of reconciliation of effective tax rate

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Profit/(loss) before income tax	75,134	(23,768)	42,118	(14,819)
Tax calculated at the applicable tax rates	(6,686)	3,902	(3,455)	2,438
Effect of different tax rates in other countries	5	(3)	(7)	(17)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(601)	129	(1,300)	268
Tax effect of deductions under special tax regimes	5,620	(3,353)	3,812	(2,234)
Tax effect of tax losses brought forward	812	(675)	201	(455)
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(760)	—	(293)	—
Overseas tax in excess of credit claim used during the period	(415)	(524)	(210)	(325)
Special contribution for the defence fund	—	—	—	—
Income tax expense	(2,025)	(524)	(1,252)	(325)

	2021	2020	2019
(Loss)/income before income tax	(116,317)	111	(35,519)
Tax calculated at the applicable tax rates	14,545	(15)	4,440
Effect of different tax rates in other countries	82	(9)	(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(14,665)	401	906
Tax effect of deductions under special tax regimes	169	(624)	(4,126)
Tax effect of tax losses brought forward	395	230	(1,220)
Tax effect of loss for the year for which no deferred tax asset is recognized	(637)	—	—
Overseas tax in excess of credit claim used during the period	(1,016)	(845)	(2)
Income tax expense	(1,127)	(862)	(7)